INCOME TAXES (Details 1) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred tax asset attributable to:
Net operating loss carryover	$ 264,456	$ 139,739
Less: valuation allowance	(264,456)	(139,739)
Net deferred tax assets	$ 0	$ 0